Note 6 - Allowance for Loan Losses and Credit Quality Information - Classified and Unclassified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans receivable	$ 604,435	$ 594,856
Classified [Member]
Loans receivable	34,427	32,591
Classified [Member] | Special Mention [Member]
Loans receivable	14,768	17,240
Classified [Member] | Substandard [Member]
Loans receivable	19,490	15,164
Classified [Member] | Doubtful [Member]
Loans receivable	104	81
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	65	106
Unclassified [Member]
Loans receivable	570,008	562,265
Residential Portfolio Segment [Member]
Loans receivable	120,064	110,698
Residential Portfolio Segment [Member] | Classified [Member]
Loans receivable	2,918	1,961
Residential Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	1,118	150
Residential Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	1,765	1,771
Residential Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	35	40
Residential Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Residential Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	117,146	108,737
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	350,195	336,130
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	192,502	195,564
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	157,693	140,566
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Real Estate Loan [Member]
Loans receivable	12,603	10,369
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Loans receivable	9,704	9,997
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans receivable	3,489	5,564
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Real Estate Other [Member]
Loans receivable	4,451	4,879
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans receivable	9,114	4,805
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Real Estate Other [Member]
Loans receivable	5,253	5,118
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Real Estate Loan [Member]
Loans receivable	179,899	185,195
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Loans receivable	147,989	130,569
Consumer Portfolio Segment [Member]
Loans receivable	69,949	72,532
Consumer Portfolio Segment [Member] | Classified [Member]
Loans receivable	976	856
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	842	709
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	69	41
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	65	106
Consumer Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	68,973	71,676
Commercial Portfolio Segment [Member]
Loans receivable	64,227	75,496
Commercial Portfolio Segment [Member] | Classified [Member]
Loans receivable	8,226	9,408
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	5,710	6,647
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	2,516	2,761
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	$ 56,001	$ 66,088